Performance Vested Awards Return on Investment Targets (Detail) (Restricted Stock, Performance Vested, 2010 Equity Incentive Plan)	12 Months Ended					1 Months Ended
	Dec. 31, 2012 Return on investment target one	Dec. 31, 2012 Return on investment target two	Dec. 31, 2012 Return on investment target three	Dec. 31, 2012 Return on investment target four	Dec. 31, 2012 Return on investment target five	Jan. 01, 2013 Subsequent Event Return on investment target one	Jan. 01, 2013 Subsequent Event Return on investment target two	Jan. 01, 2013 Subsequent Event Return on investment target three	Jan. 01, 2013 Subsequent Event Return on investment target four	Jan. 01, 2013 Subsequent Event Return on investment target five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	20.00%	40.00%	60.00%	80.00%	100.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Return on investment target per share	200.00%	250.00%	300.00%	350.00%	400.00%	175.00%	200.00%	250.00%	300.00%	350.00%